Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net income, as adjusted	$ (70,550)	$ 1,563,386	$ (189,062)	$ 7,478,024	$ 8,889,961	$ 9,418,027
Denominator:
Basic weighted average common shares outstanding					27,454,165	26,087,671
Basic net income per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36
Numerator:
Allocation of net income, as adjusted					$ 8,889,961	$ 9,403,947
Denominator:
Diluted weighted average common shares outstanding	3,362,474	27,600,000	2,256,211	27,600,000	27,454,165	26,087,671
Diluted net income per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36
Class B Common Stock [Member]
Numerator:
Allocation of net income, as adjusted	$ (99,138)	$ 390,846	$ (516,773)	$ 1,869,506	$ 2,234,296	$ 2,473,196
Denominator:
Basic weighted average common shares outstanding					6,900,000	6,850,685
Basic net income per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36
Numerator:
Allocation of net income, as adjusted					$ 2,234,296	$ 2,487,276
Denominator:
Diluted weighted average common shares outstanding	4,725,000	6,900,000	6,167,033	6,900,000	6,900,000	6,900,000
Diluted net income per common share	$ (0.02)	$ 0.06	$ (0.08)	$ 0.27	$ 0.32	$ 0.36